Commitments and contingencies - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified					0 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Oct. 21, 2011 Water Rights	Dec. 31, 2013 Water Rights	Dec. 31, 2012 Leases	Dec. 31, 2013 Environmental costs	Dec. 31, 2012 Environmental costs	Dec. 31, 2013 Power Purchase Agreement Minimum	Dec. 31, 2013 Subsequent Event
Commitment And Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum
Water lease claim payment					5,400
Potential unrecoverable loss						6,000
Claims paid to government of Quebec							1,884
Estimated environmental remediation costs	77,729
Estimated environmental remediation costs, net	69,555	57,340
Decrease in estimated environmental remediation costs											4,200
Accrual environmental cost			3.80%	4.50%
Recovery of actual expenditures for site investigation and remediation over, period								7 years
Amount of regulatory assets	190,348	134,392						80,438	59,789
Estimated capital expenditure	15,400
Number of contractual years										5 years